Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

		Owned Assets					Right-of- use lease assets
(millions)		Computer hardware and network assets	Buildings and leasehold improvements	Furniture and equipment	Assets under construction	Total	Buildings	Total
At cost
As at January 1, 2021		$46	$95	$207	$15	$363	$264	$627
Additions		4	23	43	23	93	62	155
Dispositions, retirements and other		(6)	(3)	(25)	4	(30)	(6)	(36)
Transfers		3	4	7	(14)	—	—	—
Foreign exchange		1	—	(1)	(2)	(2)	(3)	(5)
As at December 31, 2021		$48	$119	$231	$26	$424	$317	$741
Additions		1	8	22	61	$92	87	179
Additions from acquisition	20(a)	—	2	1	—	$3	2	5
Dispositions, retirements and other		(1)	(8)	(15)	—	(24)	(11)	(35)
Transfers		3	22	27	(52)	—	—	—
Foreign exchange		(2)	(5)	(9)	(2)	(18)	(10)	(28)
As at December 31, 2022		$49	$138	$257	$33	$477	$385	$862
Accumulated depreciation
As at January 1, 2021		$23	$32	$126	$—	181	$84	265
Depreciation		8	15	38	—	61	54	115
Dispositions, retirements and other		(5)	(3)	(25)	—	(33)	(6)	(39)
Foreign exchange		—	1	(1)	—	—	(5)	(5)
As at December 31, 2021		$26	$45	$138	$—	$209	$127	$336
Depreciation		7	17	43	—	67	57	124
Dispositions, retirements and other		(1)	(8)	(15)	—	(24)	(11)	(35)
Foreign exchange		(1)	(1)	(6)	—	(8)	(4)	(12)
As at December 31, 2022		$31	$53	$160	$—	$244	$169	$413
Net Book Value
As at December 31, 2021		$22	$74	$93	$26	$215	$190	$405
As at December 31, 2022		$18	$85	$97	$33	$233	$216	$449